UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 95.6% of Net Assets
	ABS Car Loan — 1.9%
$1,140,000	AESOP Funding II LLC, Series 2010-2A, Class A, 144A, 3.630%, 8/20/2014	$1,155,705
543,840	Centre Point Funding LLC, Series 2010-1A, Class 1, 144A, 5.430%, 7/20/2016	561,555
3,865,000	Chrysler Financial Lease Trust, Series 2010-A, Class B, 144A, 3.460%, 9/16/2013	3,860,069
790,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 144A, 4.260%, 3/25/2014	823,236

		6,400,565

	ABS Credit Card — 0.5%
1,700,000	GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, 2.210%, 6/15/2016	1,706,987

	ABS Home Equity — 0.2%
825,540	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	725,126

	Aerospace & Defense — 0.1%
470,000	Oshkosh Corp., 8.250%, 3/01/2017	488,800

	Automotive — 1.6%
1,990,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	2,029,128
1,830,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	1,810,181
975,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	997,026
830,000	Lear Corp., 7.875%, 3/15/2018	832,075

		5,668,410

	Banking — 4.7%
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,516,167
605,000	Citigroup, Inc., 6.125%, 5/15/2018	631,428
2,135,000	Citigroup, Inc., 6.500%, 8/19/2013	2,274,153
795,000	Citigroup, Inc., 8.125%, 7/15/2039	948,417
625,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/2012	650,518
1,815,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	1,779,321
790,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	872,346
2,530,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	2,698,956
960,000	Morgan Stanley, 4.750%, 4/01/2014	961,647
615,000	Morgan Stanley, 5.375%, 10/15/2015	622,917
100,000	Morgan Stanley, 6.750%, 4/15/2011	103,461

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$3,155,000	Royal Bank of Scotland PLC (The), 4.875%, 3/16/2015	$3,139,105

		16,198,436

	Brokerage — 0.3%
920,000	Nomura Holdings, Inc., 5.000%, 3/04/2015	972,142

	Building Materials — 1.2%
2,520,000	Holcim Capital Corp. Ltd., 144A, 6.875%, 9/29/2039	2,717,828
815,000	Owens Corning, Inc., 7.000%, 12/01/2036	811,037
795,000	USG Corp., 6.300%, 11/15/2016	685,687

		4,214,552

	Chemicals — 1.4%
520,000	CF Industries, Inc., 6.875%, 5/01/2018	529,100
585,000	CF Industries, Inc., 7.125%, 5/01/2020	599,625
1,305,000	Chevron Phillips Chemical Co. LLC, 144A, 8.250%, 6/15/2019	1,645,447
740,000	LBI Escrow Corp., 144A, 8.000%, 11/01/2017	762,200
1,330,000	RPM International, Inc., 6.125%, 10/15/2019	1,414,463

		4,950,835

	Commercial Mortgage-Backed Securities — 7.6%
795,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047	801,948
850,000	Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045	863,486
1,305,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	1,348,559
2,680,000	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	2,711,724
1,245,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A2, 5.270%, 12/11/2040	1,252,502
1,200,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class A2, 5.665%, 6/11/2040(b)	1,248,838
145,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	142,066
690,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.699%, 12/10/2049(b)	703,212

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.091%, 12/10/2049(b)	$1,027,154
710,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	715,767
1,764,774	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	1,784,479
960,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.888%, 7/10/2038(b)	1,003,472
2,839,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	2,921,090
1,140,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	1,156,743
1,375,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.874%, 4/15/2045(b)	1,465,276
850,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	848,911
1,710,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030	1,749,385
900,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.649%, 6/11/2042(b)	942,830
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.281%, 1/11/2043(b)	1,272,972
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,143,241

		26,103,655

	Consumer Products — 0.2%
255,000	Whirlpool Corp., 8.000%, 5/01/2012	278,961
250,000	Whirlpool Corp., MTN, 8.600%, 5/01/2014	294,752

		573,713

	Diversified Manufacturing — 0.4%
1,200,000	Crane Co., 6.550%, 11/15/2036(c)	1,293,412

	Electric — 1.8%
290,000	AES Corp. (The), 7.750%, 10/15/2015	293,625
570,000	AES Corp. (The), 8.000%, 10/15/2017	575,700
1,765,000	AES Corp. (The), 8.000%, 6/01/2020	1,773,825

Principal Amount (‡)	Description	Value (†)
	Electric — continued
$110,000	CMS Energy Corp., 8.750%, 6/15/2019	$121,450
915,000	Dubai Electricity & Water Authority, 144A, 8.500%, 4/22/2015	932,197
630,000	Exelon Generation Co. LLC, 5.200%, 10/01/2019	670,183
690,000	IPALCO Enterprises, Inc., 144A, 7.250%, 4/01/2016	705,525
1,100,000	TransAlta Corp., 6.500%, 3/15/2040	1,134,674

		6,207,179

	Food & Beverage — 2.6%
560,000	Anheuser-Busch Cos., Inc., 4.500%, 4/01/2018	574,160
2,235,000	Del Monte Corp., 144A, 7.500%, 10/15/2019	2,285,287
1,420,000	Dr Pepper Snapple Group, Inc., 6.820%, 5/01/2018	1,693,579
915,000	Kraft Foods, Inc., 6.125%, 8/23/2018	1,042,642
1,510,000	Kraft Foods, Inc., 6.500%, 2/09/2040	1,688,677
1,410,000	Smithfield Foods, Inc., 144A, 10.000%, 7/15/2014	1,561,575
255,000	TreeHouse Foods, Inc., 7.750%, 3/01/2018	264,562

		9,110,482

	Government Owned - No Guarantee — 1.3%
2,360,000	Petrobras International Finance Co., 6.875%, 1/20/2040	2,379,312
1,375,000	Qtel International Finance Ltd., 144A, 7.875%, 6/10/2019	1,589,939
545,000	Taqa Abu Dhabi National Energy, 144A, 6.250%, 9/16/2019	555,503

		4,524,754

	Health Insurance — 0.7%
2,005,000	WellPoint, Inc., 7.000%, 2/15/2019	2,378,247

	Healthcare — 1.0%
575,000	HCA, Inc., 7.500%, 12/15/2023	508,875
935,000	HCA, Inc., 9.125%, 11/15/2014	978,244
485,000	Hospira, Inc., 6.050%, 3/30/2017	546,052
670,000	Medco Health Solutions, 7.250%, 8/15/2013	772,935
590,000	Omnicare, Inc., 7.750%, 6/01/2020	601,800

		3,407,906

	Hybrid ARMs — 0.4%
812,762	FHLMC, 5.971%, 11/01/2036(b)	866,376

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Hybrid ARMs — continued
$439,085	FNMA, 5.947%, 2/01/2037(b)	$470,306

		1,336,682

	Independent Energy — 0.9%
160,000	Williams Cos., Inc. (The), Series A, 7.500%, 1/15/2031	170,196
2,400,000	XTO Energy, Inc., 6.375%, 6/15/2038	2,969,570

		3,139,766

	Industrial Other — 0.7%
1,580,000	Hutchison Whampoa International Ltd., 144A, 5.750%, 9/11/2019	1,683,869
760,000	Timken Co. (The), 6.000%, 9/15/2014	832,192

		2,516,061

	Life Insurance — 1.1%
1,575,000	Aflac, Inc., 6.900%, 12/17/2039	1,637,200
2,005,000	Lincoln National Corp., 7.000%, 6/15/2040	2,111,756

		3,748,956

	Lodging — 0.3%
500,000	Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016	488,750
510,000	Royal Caribbean Cruises Ltd., 11.875%, 7/15/2015	586,500

		1,075,250

	Media Cable — 2.1%
900,000	Cablevision Systems Corp., 7.750%, 4/15/2018	900,000
610,000	Cablevision Systems Corp., 8.000%, 4/15/2020	617,625
995,000	Comcast Corp., 6.450%, 3/15/2037	1,075,894
1,770,000	Comcast Corp., 6.950%, 8/15/2037	2,013,421
410,000	Cox Communications, Inc., 5.450%, 12/15/2014	452,550
755,000	Cox Communications, Inc., 6.750%, 3/15/2011	780,210
1,050,000	Time Warner Cable, Inc., 8.250%, 4/01/2019	1,291,292

		7,130,992

	Media Non-Cable — 0.7%
1,900,000	Inmarsat Finance PLC, 144A, 7.375%, 12/01/2017	1,942,750
310,000	Lamar Media Corp., 144A, 7.875%, 4/15/2018	309,225

		2,251,975

	Metals & Mining — 1.3%
765,000	AK Steel Corp., 7.625%, 5/15/2020	742,050
1,275,000	ArcelorMittal, 7.000%, 10/15/2039	1,346,726

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — continued
$915,000	ArcelorMittal, 9.850%, 6/01/2019	$1,143,422
710,000	United States Steel Corp., 6.650%, 6/01/2037	610,600
640,000	United States Steel Corp., 7.375%, 4/01/2020	632,800

		4,475,598

	Mortgage Related — 10.2%
600,912	FHLMC, 4.000%, 7/01/2019	634,608
1,366,144	FHLMC, 4.500%, 12/01/2034	1,429,157
291,935	FHLMC, 5.000%, 11/01/2018	313,824
802,583	FHLMC 5.500%, with various maturities in 2018(d)	871,431
115,591	FHLMC, 6.000%, 6/01/2035	127,121
525,687	FNMA, 4.000%, 6/01/2019	555,575
4,897,788	FNMA 4.500%, with various maturities from 2019 to 2035(d)	5,165,615
5,369,602	FNMA 5.500%, with various maturities from 2018 to 2036(d)	5,798,936
4,716,935	FNMA 6.000%, with various maturities from 2016 to 2039(d)	5,133,703
275,367	FNMA 6.500%, with various maturities from 2029 to 2036(d)	305,835
144,777	FNMA 7.000%, with various maturities in 2030(d)	163,914
154,333	FNMA 7.500%, with various maturities from 2024 to 2032(d)	175,875
3,918,053	GNMA 5.000%, with various maturities from 2035 to 2038(d)	4,189,495
6,972,166	GNMA 5.500%, with various maturities from 2034 to 2039(d)	7,552,631
1,613,826	GNMA 6.000%, with various maturities from 2029 to 2037(d)	1,765,725
363,387	GNMA 6.500%, with various maturities from 2028 to 2032(d)	406,213
266,007	GNMA 7.000%, with various maturities from 2025 to 2029(d)	301,579
101,384	GNMA 7.500%, with various maturities from 2025 to 2030(d)	115,210
57,814	GNMA, 8.000%, 11/15/2029	67,074

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$88,348	GNMA 8.500%, with various maturities from 2017 to 2023(d)	$101,233
15,277	GNMA 9.000%, with various maturities in 2016(d)	16,912
30,384	GNMA 11.500%, with various maturities from 2013 to 2015(d)	34,207

		35,225,873

	Non-Captive Consumer — 0.9%
735,000	HSBC Finance Corp., 7.000%, 5/15/2012	791,420
325,000	SLM Corp., MTN, 5.050%, 11/14/2014	290,668
350,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	334,588
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	25,802
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	96,134
55,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	53,334
35,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	32,003
420,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	308,259
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,047,391

		2,979,599

	Non-Captive Diversified — 3.4%
2,472,000	Ally Financial, Inc., 6.625%, 5/15/2012	2,472,000
1,211,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,117,147
1,105,000	Ally Financial, Inc., 144A, 8.300%, 2/12/2015	1,118,812
1,275,000	GATX Corp., 4.750%, 5/15/2015	1,329,426
745,000	General Electric Capital Corp., 5.875%, 1/14/2038	730,549
4,120,000	General Electric Capital Corp., Series A, GMTN, 6.150%, 8/07/2037	4,179,794
205,000	International Lease Finance Corp., 6.375%, 3/25/2013	192,188
120,000	International Lease Finance Corp., Series R, MTN, 5.300%, 5/01/2012	112,800
40,000	International Lease Finance Corp., Series R, MTN, 5.550%, 9/05/2012	37,600
200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	180,500
285,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	252,938

		11,723,754

Principal Amount (‡)		Description	Value (†)
		Oil Field Services — 1.2%
$2,270,000		Pan American Energy LLC, 144A, 7.875%, 5/07/2021	$2,270,000
1,875,000		Parker Drilling Co., 144A, 9.125%, 4/01/2018	1,781,250

			4,051,250

		Paper — 0.9%
565,000		Georgia-Pacific Corp., 7.375%, 12/01/2025	567,825
1,470,000		Georgia-Pacific Corp., 7.750%, 11/15/2029	1,484,700
735,000		Georgia-Pacific Corp., 8.000%, 1/15/2024	779,100
365,000		Georgia-Pacific Corp., 8.875%, 5/15/2031	396,937

			3,228,562

		Pharmaceuticals — 1.0%
825,000		Mylan, Inc., 144A, 7.875%, 7/15/2020	841,500
2,165,000		Valeant Pharmaceuticals International, 144A, 7.625%, 3/15/2020	2,554,700

			3,396,200

		Pipelines — 0.7%
215,000		Energy Transfer Partners LP, 7.500%, 7/01/2038	219,835
830,000		Enterprise Products Operating LLC, 7.550%, 4/15/2038	966,375
705,000		ONEOK Partners LP, 8.625%, 3/01/2019	868,523
435,000		Southern Natural Gas Co., 7.350%, 2/15/2031	460,571

			2,515,304

		Property & Casualty Insurance — 0.2%
475,000		Willis North America, Inc., 6.200%, 3/28/2017	494,440
245,000		Willis North America, Inc., 7.000%, 9/29/2019	263,046

			757,486

		Refining — 2.2%
1,895,000		Coffeyville Resources LLC/Coffeyville Finance, Inc., 144A, 10.875%, 4/01/2017	1,847,625
2,720,000		Motiva Enterprises LLC, 144A, 6.850%, 1/15/2040	3,108,593
1,570,000		Valero Energy Corp., 6.125%, 2/01/2020	1,613,325
965,000		Valero Energy Corp., 9.375%, 3/15/2019	1,168,892

			7,738,435

		Sovereigns — 3.8%
1,575,000	(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017 (MXN)	12,919,748

		Technology — 3.6%
965,000		Amkor Technology, Inc., 144A, 7.375%, 5/01/2018	936,050

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$1,895,000	Amphenol Corp., 4.750%, 11/15/2014	$2,007,991
905,000	Brocade Communications Systems, Inc., 144A, 6.625%, 1/15/2018	898,213
290,000	Brocade Communications Systems, Inc., 144A, 6.875%, 1/15/2020	287,825
745,000	Corning, Inc., 7.250%, 8/15/2036	833,991
440,000	Equifax, Inc., 7.000%, 7/01/2037	485,217
1,180,000	Fiserv, Inc., 6.125%, 11/20/2012	1,293,900
215,000	Jabil Circuit, Inc., 7.750%, 7/15/2016	224,675
85,000	Motorola, Inc., 6.500%, 9/01/2025	84,634
535,000	Motorola, Inc., 6.500%, 11/15/2028	539,867
410,000	Motorola, Inc., 6.625%, 11/15/2037	421,047
340,000	Motorola, Inc., 7.500%, 5/15/2025	374,996
1,775,000	National Semiconductor Corp., 3.950%, 4/15/2015	1,798,824
279,000	Xerox Corp., 5.500%, 5/15/2012	297,400
1,435,000	Xerox Corp., 6.350%, 5/15/2018	1,600,648
316,000	Xerox Corp., 6.400%, 3/15/2016	355,181

		12,440,459

	Textile — 0.4%
1,515,000	Hanesbrands, Inc., 8.000%, 12/15/2016	1,535,831

	Tobacco — 0.6%
1,995,000	Reynolds American, Inc., 7.250%, 6/15/2037	2,052,502

	Transportation Services — 0.6%
2,145,000	Erac USA Finance Co., 144A, 5.250%, 10/01/2020	2,167,555

	Treasuries — 20.8%
5,015,000	Canadian Government, 2.000%, 9/01/2012 (CAD)	4,756,842
8,860,000	New Zealand Government Bond, 6.000%, 12/15/2017 (NZD)	6,399,283
370,000	U.S. Treasury Bond, 4.625%, 2/15/2040	415,903
9,707,000	U.S. Treasury Note, 0.875%, 12/31/2010	9,737,334
3,555,000	U.S. Treasury Note, 0.875%, 5/31/2011	3,571,943
3,310,000	U.S. Treasury Note, 1.875%, 6/15/2012	3,391,717
1,000,000	U.S. Treasury Note, 2.625%, 6/30/2014	1,045,391
2,420,000	U.S. Treasury Note, 3.125%, 1/31/2017	2,530,979

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
$17,855,000	U.S. Treasury Note, 3.125%, 5/15/2019	$18,227,437
6,295,000	U.S. Treasury Note, 3.250%, 7/31/2016	6,673,191
6,560,000	U.S. Treasury Note, 3.500%, 5/15/2020	6,865,434
1,345,000	U.S. Treasury Note, 3.625%, 8/15/2019	1,422,233
1,060,000	U.S. Treasury Note, 3.750%, 11/15/2018	1,142,150
2,160,000	U.S. Treasury Note, 4.375%, 12/15/2010	2,200,921
3,005,000	U.S. Treasury Note, 4.625%, 2/15/2017	3,432,978

		71,813,736

	Wireless — 3.7%
2,185,000	America Movil Sab De CV, 144A, 6.125%, 3/30/2040	2,281,647
1,070,000	American Tower Corp., 4.625%, 4/01/2015	1,113,054
2,615,000	CC Holdings GS V LLC/Crown Castle GS III Corp., 144A, 7.750%, 5/01/2017	2,765,362
10,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	9,500
15,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	13,913
1,385,000	SK Telecom Co., Ltd., 144A, 6.625%, 7/20/2027	1,521,216
3,945,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,274,350
100,000	True Move Co. Ltd., 144A, 10.375%, 8/01/2014	97,250
1,520,000	True Move Co. Ltd., 144A, 10.750%, 12/16/2013	1,493,400

		12,569,692

	Wirelines — 6.4%
2,795,000	Axtel SAB de CV, 144A, 9.000%, 9/22/2019	2,487,550
4,033,000	Embarq Corp., 7.995%, 6/01/2036	4,002,446
2,055,000	Equinix, Inc., 8.125%, 3/01/2018	2,101,237
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,421,437
1,325,000	New Communications Holdings, Inc., 144A, 7.875%, 4/15/2015	1,334,937
450,000	New Communications Holdings, Inc., 144A, 8.250%, 4/15/2017	451,688
210,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	197,400
1,350,000	Qwest Corp., 6.875%, 9/15/2033	1,238,625
1,545,000	Qwest Corp., 7.250%, 9/15/2025	1,483,200
255,000	Qwest Corp., 7.250%, 10/15/2035	233,963

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$2,020,000	Qwest Corp., 7.500%, 6/15/2023	$1,934,150
775,000	Qwest Corp., 8.875%, 3/15/2012	831,187
590,000	Telecom Italia Capital SA, 6.000%, 9/30/2034	505,474
2,435,000	Telecom Italia Capital SA, 7.200%, 7/18/2036	2,361,556
1,100,000	Telemar Norte Leste SA, 144A, 9.500%, 4/23/2019	1,317,250

		21,902,100

	Total Bonds and Notes (Identified Cost $310,798,860)	329,618,567

Bank Loans — 0.8%
	Non Captive Consumer — 0.8%
2,700,000	AGFS Funding Company, Term Loan B 7.250%, 4/21/2015(e) (Identified Cost $2,660,937)	2,623,725

Shares
Preferred Stocks — 0.1%
	Banking — 0.1%
532	Ally Financial, Inc., Series G, 144A, 7.000%	413,514

	Thrifts & Mortgage Finance — 0.0%
1,600	Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(f)(g)	544

	Total Preferred Stocks (Identified Cost $131,754)	414,058

Principal Amount
Short-Term Investments — 2.7%
$9,511,815	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2010 at 0.000% to be repurchased at $9,511,815 on 7/01/2010, collateralized by $8,570,000 Federal Home Loan Mortgage Corp., 4.750% due 11/17/2015 valued at $9,705,525, including accrued interest(h) (Identified Cost $9,511,815)	9,511,815

	Total Investments — 99.2% (Identified Cost $323,103,366)(a)	342,168,165
	Other assets less liabilities — 0.8%	2,604,144

	Net Assets — 100.0%	$344,772,309

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2010, the net unrealized appreciation on investments based on a cost of $323,399,122 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$20,194,554
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,425,511)

Net unrealized appreciation	$18,769,043

At September 30, 2009, the Fund had a capital loss carryforward of $19,575,461 of which $19,393,733 expires on September 30, 2010 and $181,728 expires on September 30, 2014. At September 30, 2009 post-October capital loss deferrals were $129,243. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2010 is disclosed.
(c)	Illiquid security. At June 30, 2010, the value of this security amounted to $1,293,412 or 0.4% of net assets.
(d)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2010.
(f)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(g)	Non-income producing security.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $55,067,847 or 16.0% of net assets.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
CAD	Canadian Dollar
MXN	Mexican Peso
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset and liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LOOMIS SAYLES CORE PLUS BOND FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Credit Card	$—	$—	$1,706,987	$1,706,987
All Other Bonds and Notes*	—	327,911,580	—	327,911,580

Total Bonds and Notes	—	327,911,580	1,706,987	329,618,567

Bank Loans*	—	2,623,725	—	2,623,725
Preferred Stocks*	—	414,058	—	414,058
Short-Term Investments	—	9,511,815	—	9,511,815

Total	$—	$340,461,178	$1,706,987	$342,168,165

*	Major categories of the Fund’s investments are included above.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2010:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2010
Bonds and Notes
ABS Credit Card	$—	$—	$—	$7,175	$1,699,812	$—	$—	$1,706,987

Total	$—	$—	$—	$7,175	$1,699,812	$—	$—	$1,706,987

Industry Summary at June 30, 2010 (Unaudited)

Treasuries	20.8%
Mortgage Related	10.2
Commercial Mortgage-Backed Securities	7.6
Wirelines	6.4
Banking	4.8
Sovereigns	3.8
Wireless	3.7
Technology	3.6
Non-Captive Diversified	3.4
Food & Beverage	2.6
Refining	2.2
Media Cable	2.1
Other Investments, less than 2% each	25.3
Short-Term Investments	2.7

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	August 23, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	August 23, 2010